Equity (Details) - USD ($)		Feb. 08, 2024	Jan. 17, 2024	May 05, 2022	Sep. 30, 2024		Sep. 10, 2024	Mar. 31, 2024	Oct. 19, 2021
Equity [Line Items]
Share capital (in Dollars)				$ 50,000					$ 50,000
Common stock par value (in Dollars per share)							$ 0.0005
Issued shares		206,250	1,375,000	9,980,000
Shares issued, price per share (in Dollars per share)		$ 4	$ 4
Net proceeds of common stock (in Dollars)		$ 3,600,000
Minimum [Member]
Equity [Line Items]
Ordinary shares authorized							100,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares authorized							500,000,000
Ordinary Shares [Member]
Equity [Line Items]
Share capital (in Dollars)				$ 10
Ordinary shares authorized				100,000,000				500,000,000	50,000,000
Common stock par value (in Dollars per share)				$ 0.001					$ 0.001
Issued shares				2
Shares issued, price per share (in Dollars per share)				$ 0.0005
Ordinary shares issued				20,000
Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Common stock par value (in Dollars per share)				$ 0.0005
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]				495,000,000			495,000,000
Common stock par value (in Dollars per share)	[1]				$ 0.0005			$ 0.0005
Ordinary shares issued					6,581,250	[1]		6,581,250
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]				5,000,000			5,000,000
Common stock par value (in Dollars per share)	[1]				$ 0.0005			$ 0.0005
Ordinary shares issued	[1]				5,000,000			5,000,000
Shares outstanding								5,000,000
Subdivision [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock par value (in Dollars per share)				$ 0.0005

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024